UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA INTERNATIONAL FUND - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2005

[LOGO OF USAA]
   USAA(R)

                    USAA INTERNATIONAL Fund

                                        [GRAPHIC OF USAA INTERNATIONAL FUND]

                      3rd Quarter Portfolio of Investments
--------------------------------------------------------------------------------
    FEBRUARY 28, 2005

                                                                      (Form N-Q)

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                  of INVESTMENTS

USAA INTERNATIONAL FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                          MARKET
    NUMBER                                                                                 VALUE
 OF SHARES     SECURITY                                                                    (000)
------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (97.4%)

               STOCKS (97.4%)

               AUSTRALIA (1.2%)
   611,085     QBE Insurance Group Ltd. (Property & Casualty Insurance)                 $  7,423
                                                                                        --------
               AUSTRIA (1.8%)
   208,400     Erste Bank der oesterreichischen Sparkassen AG (Regional Banks)            11,387
                                                                                        --------
               BRAZIL (1.0%)
   175,400     Companhia Vale Do Rio Doce ADR (Diversified Metals & Mining)                6,139
                                                                                        --------
               CANADA (3.6%)
   161,880     BCE, Inc. (Integrated Telecommunication Services)(b)                        3,779
   163,591     Canadian National Railway Co. (Railroads)                                  10,133
   136,370     Encana Corp. (Oil & Gas Exploration & Production)                           9,057
                                                                                        --------
                                                                                          22,969
                                                                                        --------
               FRANCE (16.4%)
   509,020     AXA S.A. (Multi-Line Insurance)                                            13,711
    28,017     Air Liquide S.A. (Industrial Gases)                                         5,042
    64,167     Air Liquide S.A. - Bonus Shares (Industrial Gases)
                  (acquired 7/02/2002-11/29/2004; cost: $9,085)(h,i)                      11,548
   189,260     Business Objects S.A. (Application Software)*(b)                            5,271
   326,140     Credit Agricole S.A. (Regional Banks)                                       9,693
    67,930     Groupe DANONE (Packaged Foods & Meat)                                       6,779
    51,790     LVMH Moet Hennessy Louis Vuitton S.A.
                  (Apparel, Accessories, & Luxury Goods)                                   3,843
    86,600     Sanofi-Aventis S.A. (Pharmaceuticals)(b)                                    6,937
   196,939     Schneider Electric S.A. (Electrical Components & Equipment)                15,749
    92,237     Societe Television Francaise 1 (Broadcasting & Cable TV)                    2,999
   124,273     Total S.A. ADR (Integrated Oil & Gas)                                      14,813
   202,720     Veolia Environnement S.A. (Multi-Utilities & Unregulated Power)             7,063
                                                                                        --------
                                                                                         103,448
                                                                                        --------
               GERMANY (1.3%)
   113,690     Schering AG (Pharmaceuticals)                                               8,323
                                                                                        --------
               HONG KONG (3.2%)
11,734,500     CNOOC Ltd. (Oil & Gas Exploration & Production)                             6,808
   860,000     Esprit Holdings Ltd. (Apparel Retail)                                       6,147
 6,887,000     Hutchison Telecommunications International Ltd.
                   (Wireless Telecommunication Services)*                                  7,506
                                                                                        --------
                                                                                          20,461
                                                                                        --------
               HUNGARY (1.4%)
   112,800     OTP Bank Ltd. GDR (Regional Banks)                                          8,979
                                                                                        --------
               INDONESIA (0.2%)
 4,032,500     PT Bank Central Asia Tbk (Diversified Banks)                                1,426
                                                                                        --------
               IRELAND (1.1%)
   410,240     Depfa Bank plc (Specialized Finance)                                        6,741
                                                                                        --------
               ITALY (1.9%)
    39,300     FastWeb S.p.A. (Communications Equipment)*(b)                               2,098
   421,400     RAS S.p.A. (Multi-Line Insurance)                                           9,791
                                                                                        --------
                                                                                          11,889
                                                                                        --------

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                  of INVESTMENTS
                  (continued)

USAA INTERNATIONAL FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                          MARKET
    NUMBER                                                                                 VALUE
 OF SHARES     SECURITY                                                                    (000)
------------------------------------------------------------------------------------------------
               JAPAN (16.1%)
   712,000     Asahi Glass Co. (Building Products)                                      $  7,863
   420,000     Bridgestone Corp. (Tires & Rubber)                                          8,036
   247,000     Canon, Inc. (Electronic Equipment Manufacturers)                           13,070
   365,400     Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                            5,352
   100,100     Murata Manufacturing Co. Ltd. (Electrical Components & Equipment)           5,547
    95,000     NOK Corp. (Auto Parts & Equipment)                                          2,359
    90,500     Nintendo Co. Ltd. (Leisure Products)                                       10,064
   161,900     Nitto Denko Corp. (Specialty Chemicals)                                     8,862
   816,000     Sekisui Chemical Co. Ltd. (Homebuilding)                                    6,070
 1,320,000     Shinsei Bank Ltd. (Diversified Banks)                                       7,757
 2,343,000     Tokyo Gas Co. Ltd. (Gas Utilities)                                          9,456
 1,275,000     Toray Industries, Inc. (Textiles)                                           6,026
   285,600     Toyota Motor Corp. (Automobile Manufacturers)                              11,143
                                                                                        --------
                                                                                         101,605
                                                                                        --------
               KOREA (1.8%)
    22,150     Samsung Electronics Co. Ltd. (Semiconductors)                              11,655
                                                                                        --------
               MEXICO (1.3%)
   128,540     Grupo Televisa S.A. de C.V. ADR (Broadcasting & Cable TV)                   8,284
                                                                                        --------
               NETHERLANDS (1.1%)
   456,870     Reed Elsevier N.V. (Publishing)                                             6,871
                                                                                        --------
               POLAND (0.6%)
   416,290     Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)*             3,970
                                                                                        --------
               SINGAPORE (2.4%)
   544,000     DBS Group Holdings Ltd. (Diversified Banks)                                 4,991
 6,129,000     Singapore Telecommunications Ltd.
                  (Integrated Telecommunication Services)                                  9,887
                                                                                        --------
                                                                                          14,878
                                                                                        --------
               SPAIN (5.2%)
   583,420     Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)(b)                10,113
   283,860     Iberdrola S.A. (Electric Utilities)                                         7,499
   784,971     Telefonica S.A. (Integrated Telecommunication Services)(b)                 14,470
    12,453     Telefonica S.A. ADR (Integrated Telecommunication Services)                   687
                                                                                        --------
                                                                                          32,769
                                                                                        --------
               SWEDEN (7.4%)
   217,420     Atlas Copco AB "A" (Industrial Machinery)                                  10,851
   309,460     Hennes & Mauritz AB "B" (Apparel Retail)                                   10,916
 3,344,710     LM Ericsson Telephone Co. "B" ADR (Communications Equipment)*               9,889
   338,550     Sandvik AB (Industrial Machinery)                                          14,766
                                                                                        --------
                                                                                          46,422
                                                                                        --------
               SWITZERLAND (8.8%)
    17,157     Nestle S.A. (Packaged Foods & Meat)                                         4,772
   149,860     Novartis AG (Pharmaceuticals)(b)                                            7,529
   152,530     Roche Holdings AG (Pharmaceuticals)(b)                                     16,115
    11,980     Straumann AG (Health Care Supplies)                                         2,893
    30,612     Syngenta AG (Specialty Chemicals)*                                          3,435
    48,750     Synthes, Inc. (Health Care Equipment)*                                      5,908
   170,242     UBS AG (Diversified Capital Markets)                                       14,815
                                                                                        --------
                                                                                          55,467
                                                                                        --------

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                  of INVESTMENTS
                  (continued)

USAA INTERNATIONAL FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                          MARKET
    NUMBER                                                                                 VALUE
 OF SHARES     SECURITY                                                                    (000)
------------------------------------------------------------------------------------------------
               TAIWAN (0.3%)
 1,814,687     Compal Electronics, Inc. (Computer Hardware)                             $  1,746
                                                                                        --------
               THAILAND (0.5%)
   969,900     Bangkok Bank Public Co. Ltd. (Diversified Banks)                            3,068
                                                                                        --------
               UNITED KINGDOM (18.8%)
 1,061,720     Amvescap plc (Investment Banking & Brokerage)                               6,968
   245,150     AstraZeneca plc (Pharmaceuticals)                                           9,673
   375,010     BG Group plc (Oil & Gas Exploration & Production)                           2,947
   159,600     BOC Group plc (Diversified Chemicals)                                       3,044
   367,190     Bunzl plc (Diversified Commercial Services)                                 3,536
   681,790     Diageo plc (Distillers & Vintners)                                          9,717
 2,230,280     Kingfisher plc (Home Improvement Retail)                                   12,513
   225,220     Next plc (Apparel Retail)                                                   6,680
   785,370     Reckitt Benckiser plc (Household Products)                                 24,790
   229,835     Royal Bank Scotland Group plc (Diversified Banks)                           7,887
 5,843,210     Vodafone Group plc (Wireless Telecommunication Services)                   15,323
   999,100     William Hill plc (Casinos & Gaming)                                        11,596
   469,800     Yell Group plc (Publishing)                                                 4,279
                                                                                        --------
                                                                                         118,953
                                                                                        --------
               Total stocks (cost: $468,464)                                             614,873
                                                                                        --------
               RIGHTS (0.0%)(j)

               ITALY
    39,300     FastWeb S.p.A. (Communications Equipment)* (cost: $0)                         116
                                                                                        --------
               Total equity securities (cost: $468,464)                                  614,989
                                                                                        --------

 PRINCIPAL
    AMOUNT
     (000)
----------
               MONEY MARKET INSTRUMENT (2.7%)

               COMMERCIAL PAPER
   $17,203     Morgan Stanley Dean Witter Co., 2.60%, 3/01/2005 (cost: $17,203)           17,203
                                                                                        --------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (8.8%)(a)

               REPURCHASE AGREEMENTS (8.7%)(d)
     2,500     CS First Boston LLC, 2.62%, acquired on 2/28/2005 and due
                  3/01/2005 at $2,500 (collateralized by $2,580 of Freddie Mac
                  Discount Notes(f), 3.02%(e), due 7/12/2005; market value $2,552)         2,500
    24,500     Deutsche Bank Securities, Inc., 2.62%,
                  acquired on 2/28/2005 and due 3/01/2005 at $24,500 (collateralized by $32,884 of Freddie Mac Notes(f), 2.99%-6.00%(g), due 8/15/2030
                  - 1/01/2035; $7,257 of Fannie Mae Notes(f), 5.00%, due 8/01/2034;
                  combined market value $24,990)                                          24,500
    12,500     Lehman Brothers, Inc., 2.60%,
                  acquired on 2/28/2005 and due 3/01/2005 at $12,500 (collateralized by $21,710 of FICO STRIPS(f), 4.97% - 5.06%(e), due 12/06/2015 -
                  12/27/2016; market value $12,752)                                       12,500
    15,000     Morgan Stanley & Co., Inc., 2.60%, acquired on 2/28/2005 and due
                  3/01/2005 at $15,000 (collateralized by $15,516 of U.S. Treasury
                  Bills, 2.78%, due 3/17/2005; market value $15,499)                      15,000
                                                                                        --------
                                                                                          54,500
                                                                                        --------

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=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA INTERNATIONAL FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                          MARKET
    NUMBER                                                                                 VALUE
 OF SHARES     SECURITY                                                                    (000)
------------------------------------------------------------------------------------------------
               MONEY MARKET FUND (0.1%)(c)
   787,424     AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.42%             $    788
                                                                                        --------
               Total short-term investments purchased with cash collateral
                  from securities loaned (cost: $55,288)                                  55,288
                                                                                        --------
               TOTAL INVESTMENTS (COST: $540,955)                                       $687,480
                                                                                        ========

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USAA INTERNATIONAL FUND
FEBRUARY 28, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

    USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA International Fund (the Fund).

    A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

       1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

       2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

       3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

       4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

       5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

    B. As of February 28, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments

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           to Portfolio of INVESTMENTS
           (continued)

USAA INTERNATIONAL FUND
FEBRUARY 28, 2005 (UNAUDITED)

       as of February 28, 2005, were $150,967,000 and $4,442,000, respectively, resulting in net unrealized appreciation of $146,525,000.

    C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $631,255,000 at February 28, 2005, and, in total, may not equal 100%.

    D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    E. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

    (a) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

    (b) The security or a portion thereof was out on loan as of February 28, 2005. The aggregate fair market value of these securities as of February 28, 2005, was approximately $52,062,000.

    (c) Rate represents the money market fund annualized seven-day yield at February 28, 2005.

    (d) Repurchase agreement - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

    (e) Zero-coupon security. Rate represents the effective yield at February 28, 2005.

    (f) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

    (g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2005.

    (h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, and valued using methods determined by a pricing service, under valuation procedures approved by the

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           to Portfolio of INVESTMENTS
           (continued)

USAA INTERNATIONAL FUND
FEBRUARY 28, 2005 (UNAUDITED)

        Trust's Board of Trustees. The market value of this security at February 28, 2005, was $11,548,000, which represented 1.8% of the Fund's net assets.

    (i) Security was fair valued at February 28, 2005, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

    (j) Represents less than 0.1% of net assets.

     * Non-income-producing security for the 12 months preceding February 28, 2005.

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

                     TRUSTEES       Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Laura T. Starks, Ph.D.
                                    Richard A. Zucker

               ADMINISTRATOR,       USAA Investment Management Company
          INVESTMENT ADVISER,       P.O. Box 659453
                 UNDERWRITER,       San Antonio, Texas 78265-9825
              AND DISTRIBUTOR

               TRANSFER AGENT       USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                    CUSTODIAN       State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105

                  INDEPENDENT       Ernst & Young LLP
            REGISTERED PUBLIC       100 West Houston St., Suite 1900
              ACCOUNTING FIRM       San Antonio, Texas 78205

                    TELEPHONE       Call toll free - Central time
             ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8:30 a.m. to 5 p.m.
                                    Sunday, 10:30 a.m. to 7 p.m.

               FOR ADDITIONAL       (800) 531-8181
            INFORMATION ABOUT       For account servicing, exchanges,
                 MUTUAL FUNDS       or redemptions
                                    (800) 531-8448

              RECORDED MUTUAL       24-hour service (from any phone)
            FUND PRICE QUOTES       (800) 531-8066

                  MUTUAL FUND       (from touch-tone phones only)
               USAA TOUCHLINE       For account balance, last transaction, fund
                                    prices, or to exchange or redeem fund shares
                                    (800) 531-8777

              INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48476-0405                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    APRIL 28, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    APRIL 28, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    APRIL 28, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.